Other assets and liabilities F.4.2. Non-current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Non-current legal provisions	$ 30	$ 18
Long-term portion of asset retirement obligations	107	96
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	57	68
Long-term employment obligations	67	71
Other non-current liabilities	67	68
Non-current provisions	$ 328	$ 322	[1]

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).